CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (947,236)	$ (402,170)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense	28,125	20,960
Stock issued for services	120,000	200,000
Amortization of debt discount	6,467	19,908
Loss on change in fair value of derivative liabilities	8,873	(38,759)
Loss on settlement of debt	0	11,765
Loss on sale of fixed assets	0	20,176
Induced Conversion of Convertible Debt Expense	12,705	0
Changes in Operating Assets and Liabilities:
Prepaid expenses	183,760	(186,541)
Increase (Decrease) in Accounts Payable	7,000	0
Accrued compensation	333,302	293,596
Accrued interest	47,214	34,894
Accrued expenses	0	(3,305)
Net change in operating activities	(199,790)	(29,476)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of property and equipment	0	20,678
Expenditures for capitalized software	(87,817)	(39,308)
Net change in investing activities	(87,817)	(18,630)
CASH FLOWS FROM FINANCING ACTIVITIES
Cash proceeds from sale of common stock	0	25,000
Proceeds from Notes Payable	142,000	225,000
Repayments of notes payable	0	(48,160)
Net change in financing activities	142,000	201,840
Net (Decrease) Increase in Cash	(145,607)	153,734
Cash - Beginning of the Period	167,735	14,001
Cash - End of the Period	22,128	167,735
Supplemental Disclosures of Cash Flows
Cash paid for Interest	0	0
Cash paid for income taxes	0	0
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Issuance of convertible notes payable for purchase of fixed assets	$ 0	$ 19,750